Financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Financial Assets
Non-current
financial assets

		2019	2018
	Note	RMB million	RMB million
Other equity instrument investments (FVOCI)
- Non-listed shares	(i)	188	234
- Non-tradable shares	(i)	861	846

		1,049	1,080

Other non-current financial assets (FVPL)
- Listed shares	(i)	74	71
- Non-listed shares	(i)	32	32

		106	103

Current financial assets

		2019	2018
	Note	RMB million	RMB million
Other financial assets	(ii)	—	440

Notes:

(i)	Dividend income generated from the investments amounted to RMB23 million for the year of 2019 in total (2018: RMB20 million).
(ii)	This represents certain financing product the Group purchased from a commercial bank.